Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Total assets, collateral of VIE entities	$ 6,326,107	$ 5,047,967
Debt financing, VIEs	$ 1,385,762	$ 1,839,781
Common shares, par value	$ 0.000004
Common shares, shares authorized	750,000,000
Common shares, shares issued	81,681,131
Common shares, shares outstanding	81,681,131
Preference shares, par value	$ 0.001
Preference shares, shares authorized	250,000,000
Preference shares, shares issued	0	0
Preference shares, shares outstanding	0	0
Class A Common Stock [Member]
Common Stock, par value		$ 0.01
Common Stock, shares authorized		673,531
Common Stock, shares issued		673,531
Common Stock, shares outstanding		673,531
Common shares, shares issued		673,531
Class B Common Stock [Member]
Common Stock, par value		$ 0.01
Common Stock, shares authorized		11,400,234
Common Stock, shares issued		11,400,234
Common Stock, shares outstanding		11,400,234
Common shares, shares issued		11,400,234
Class C Common Stock [Member]
Common Stock, par value		$ 0.01
Common Stock, shares authorized		50,766,000
Common Stock, shares issued		50,766
Common Stock, shares outstanding		50,766
Common shares, shares issued		50,766